Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment

	Owned Assets					Right-of- use lease assets
(millions)	Computer hardware and network assets	Buildings and leasehold improvements	Furniture and equipment	Assets under construction	Total	Buildings	Total
At cost
As at January 1, 2020	$32	$78	$155	$11	$276	$203	$479
Additions	1	5	20	37	63	27	90
Additions from acquisition	6	9	24	2	41	35	76
Dispositions retirements and other	—	(8)	(14)	(3)	(25)	(10)	(35)
Transfers	6	9	17	(32)	—	—	—
Foreign exchange	1	2	5	—	8	9	17
As at December 31, 2020	$46	$95	$207	$15	$363	$264	$627
Additions	4	23	43	23	$93	62	155
Dispositions retirements and other	(6)	(3)	(25)	4	(30)	(6)	(36)
Transfers	3	4	7	(14)	—	—	—
Foreign exchange	1	—	(1)	(2)	(2)	(3)	(5)
As at December 31, 2021	$48	$119	$231	$26	$424	$317	$741
Accumulated depreciation
As at January 1, 2020	$16	$28	$100	$—	144	$35	179
Depreciation	7	11	33	—	51	48	99
Dispositions retirements and other	—	(8)	(9)	—	(17)	—	(17)
Foreign exchange	—	1	2	—	3	1	4
As at December 31, 2020	$23	$32	$126	$—	$181	$84	$265
Depreciation	8	15	38	—	61	54	115
Dispositions retirements and other	(5)	(3)	(25)	—	(33)	(6)	(39)
Foreign exchange	—	1	(1)	—	—	(5)	(5)
As at December 31, 2021	$26	$45	$138	$—	$209	$127	$336
Net Book Value
As at December 31, 2020	$23	$63	$81	$15	$182	$180	$362
As at December 31, 2021	$22	$74	$93	$26	$215	$190	$405